Long-Term Loans	12 Months Ended
Jun. 30, 2025
Long-Term Loans [Abstract]
LONG-TERM LOANS

12. LONG-TERM LOANS

In November 2023, Jingxiyun Shenzhen obtained a bank loan of RMB10,000,000 ($1,395,946) from Industrial and Commercial Bank of China with the maturity date on October 30, 2026 and an interest rate of 3.25% per annum. The loan was pledged by the building owned by the Group for which the carrying value was $2,392,509 as of June 30, 2025.